UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:             March 31, 2007

Check here if Amendment |_|; Amendment Number: ____________

           This Amendment (Check only one.):      |_| is a restatement.
                                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Ridgeback Capital Investments Ltd.
Address:   430 Park Avenue, 12th Floor
           New York, New York 10022

Form 13F File Number:  28-12277

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Bud Holman
Title:     Attorney-in-Fact for Wayne Holman, Director
Phone:     (212) 808-7729

Signature, Place, and Date of Signing:

/s/ Bud Holman                   New York, New York                 May 15, 2007
------------------------      -----------------------              -------------
      [Signature]                  [City, State]                       [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:           2

Form 13F Information Table Entry Total:      31

Form 13F Information Table Value Total:      $750,302
                                             (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         No.   Form 13F File Number    Name

         1     28-      12280          Ridgeback Capital Management LLC

         2     28-      12278          Wayne Holman





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

                                                      FORM 13F INFORMATION TABLE


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COLUMN 1                  COLUMN 2        COLUMN 3    COLUMN 4          COLUMN 5           COLUMN 6   COLUMN 7         COLUMN 8
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                                                                                                                  VOTING AUTHORITY
NAME OF ISSUER            TITLE OF CLASS  CUSIP       VALUE     SHRS OR     SH/    PUT/   INVESTMENT   OTHER   ---------------------
                                                      (x$1000)  PRN AMT     PRN    CALL   DISCRETION  MANAGERS SOLE  SHARED    NONE
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
Cardiome Pharma Corp.     Common Stock    14159U202    $3,568     351,521   SH               Sole       1,2                  351,521
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Acorda Therapeutics
Inc.                      Common Stock    00484M106   $64,645   3,328,762   SH               Sole       1,2                3,328,762
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Third Wave Technologies
Inc.                      Common Stock    88428W108      $638     125,000   SH               Sole       1,2                  125,000
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Alexion Pharmaceuticals
Inc.                      Common Stock    015351109   $28,755     665,000   SH               Sole       1,2                  665,000
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Biodelivery Sciences
Intl. IN                  Common Stock    09060J106    $3,717     700,000   SH               Sole       1,2                  700,000
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Avigen Inc.               Common Stock    053690103    $8,137   1,253,707   SH               Sole       1,2                1,253,707
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Zymogenetics Inc.         Common Stock    98985T109   $35,788   2,300,000   SH               Sole       1,2                2,300,000
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Alnylam Pharmaceuticals
Inc.                      Common Stock    02043Q107    $1,800     100,000   SH               Sole       1,2                  100,000
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Momenta Pharmaceuticals
Inc.                      Common Stock    60877T100   $21,134   1,630,723   SH               Sole       1,2                1,630,723
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Auxilium Pharmaceuticals
Inc.                      Common Stock    05334D107   $10,349     705,000   SH               Sole       1,2                  705,000
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Adams Respiratory
Therapeutics              Common Stock    00635P107   $16,815     500,000   SH               Sole       1,2                  500,000
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Altus Pharmaceuticals
Inc.                      Common Stock    02216N105    $1,269      83,397   SH               Sole       1,2                   83,397
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



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


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COLUMN 1                  COLUMN 2        COLUMN 3    COLUMN 4          COLUMN 5           COLUMN 6   COLUMN 7         COLUMN 8
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                                                                                                                  VOTING AUTHORITY
NAME OF ISSUER            TITLE OF CLASS  CUSIP       VALUE     SHRS OR     SH/    PUT/   INVESTMENT   OTHER   ---------------------
                                                      (x$1000)  PRN AMT     PRN    CALL   DISCRETION  MANAGERS SOLE  SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
Maxygen Inc.              Common Stock    577776107   $11,150   1,000,000   SH               Sole       1,2                1,000,000
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Monogram Biosciences
Inc.                      Common Stock    60975U108      $776     400,000   SH               Sole       1,2                  400,000
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Isolagen Inc.             Common Stock    46488N103   $10,113   2,573,315   SH               Sole       1,2                 2,573,31
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Exact Sciences Corp.      Common Stock    30063P105      $871     325,000   SH               Sole       1,2                  325,000
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Acadia Pharmaceuticals
Inc.                      Common Stock    004225108   $25,534   1,700,000   SH               Sole       1,2                 1,700,00
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AP Pharma Inc.            Common Stock    00202J104      $967     931,567   SH               Sole       1,2                  931,567
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Vivus Inc.                Common Stock    928551100    $7,439   1,450,000   SH               Sole       1,2                1,450,000
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La Jolla Pharmaceutical
Co.                       Common Stock    503459307    $1,968     325,304   SH               Sole       1,2                  325,304
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Poniard Pharmaceuticals
Inc.                      Common Stock    732449301      $222      39,000   SH               Sole       1,2                   39,000
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Medivation Inc.           Common Stock    58501N101    $1,852      98,200   SH               Sole       1,2                   98,200
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CVS Corp.                 Common Stock    126650100   $68,417   2,004,000   SH               Sole       1,2                2,004,000
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MGI Pharma Inc.           Common Stock    552880106    $2,247     100,000   SH               Sole       1,2                  100,000
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Medarex Inc.              Common Stock    583916101      $841      65,029   SH               Sole       1,2                   65,029
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Biogen Idec Inc.          Common Stock    09062X103  $137,134   3,090,000   SH               Sole       1,2                3,090,000
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Imclone Sys. Inc.         Common Stock    45245W109    $2,083      51,100   SH               Sole       1,2                   51,100
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Express Scripts Inc.      Common Stock    302182100   $72,133     893,619   SH               Sole       1,2                  893,619
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


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


------------------------------------------------------------------------------------------------------------------------------------
COLUMN 1                  COLUMN 2        COLUMN 3    COLUMN 4          COLUMN 5           COLUMN 6   COLUMN 7         COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  VOTING AUTHORITY
NAME OF ISSUER            TITLE OF CLASS  CUSIP       VALUE     SHRS OR     SH/    PUT/   INVESTMENT   OTHER   ---------------------
                                                      (x$1000)  PRN AMT     PRN    CALL   DISCRETION  MANAGERS SOLE  SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
United Therapeutics
Corp. Del                 Common Stock    91307C102   $4,034      75,000    SH               Sole       1,2                   75,000
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Merck & Co. Inc.          Common Stock    589331107  $205,589   4,654,500   SH               Sole       1,2                4,654,500
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Mylan Labs. Inc.          Common Stock    628530107    $317       15,000    SH               Sole       1,2                   15,000
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